N-2	6 Months Ended
Jan. 31, 2026
Cover [Abstract]
Entity Central Index Key	0001939052
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	Stone Ridge Trust VIII
Document Period End Date	Jan. 31, 2026